Non-Controlling Interest (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Non-controlling Interest
Non-controlling interest, rate	37.61%	39.87%
Exercise of ESOP by employees, rate	0.11%	1.17%
Sale of shares in open market, rate	2.37%	12.03%
Proceeds from exercise of options	$ 2,892